Net loss per share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator
Net loss - basic	$ (247,539)	$ (87,675)	$ (342,940)	$ (157,279)
Net loss - diluted	$ (247,539)	$ (87,675)	$ (342,940)	$ (157,279)
Denominator
Weighted average shares – basic	52,255,052	57,626,623	51,919,431	58,910,378
Weighted average shares – diluted	52,255,052	57,626,623	51,919,431	58,910,378
Net loss per share
Basic	$ (4.74)	$ (1.52)	$ (6.61)	$ (2.67)
Diluted	$ (4.74)	$ (1.52)	$ (6.61)	$ (2.67)